Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property And Equipment, Net [Abstract]
Schedule Of Property And Equpment, Net
	December 31,
	2013	2014

Cost:
Computers, manufacturing, peripheral equipment	$75,337	$81,855
Office furniture and equipment	3,516	2,876
Leasehold improvements	1,435	1,049

	80,288	85,780
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	42,091	50,271
Office furniture and equipment	1,898	1,616
Leasehold improvements	1,054	755

	45,043	52,642

Depreciated cost	$35,245	$33,138